Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Aggregate cost of SVS repurchased for cancellation	$ 35.9	$ 0.1	$ 67.3
SVS | 2020 NCIB
Aggregate cost of SVS repurchased for cancellation	35.9	0.1
SVS | 2021 NICB ASPP
Accrual for repurchase of stock under automatic share purchase plan	7.5
Aggregate cost of SVS repurchased for cancellation	35.9
SVS | 2021 SBC ASPP
Accrual for repurchase of stock under automatic share purchase plan	$ 33.8
SVS | ASPP
Accrual for repurchase of stock under automatic share purchase plan		$ 15.0